Inventories	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Inventories

10.	Inventories

	06.30.2024	12.31.2023
Crude oil	3,033	3,375
Oil products	2,250	2,196
Intermediate products	483	635
Natural gas and Liquefied Natural Gas (LNG)	109	78
Biofuels	13	13
Fertilizers	1	1
Total products	5,889	6,298
Materials, supplies and others	1,450	1,383
Total	7,339	7,681

In the six-month period ended June 30, 2024, the Company recognized a US$ 44 reversal of cost of sales, adjusting inventories to net realizable value (a US$ 6 loss within cost of sales in the six-month period ended June 30, 2023), primarily due to changes in international prices of crude oil and oil products.

At June 30, 2024, the Company had pledged crude oil and oil products volumes as collateral for the Term of Financial Commitment (TFC) related to Pension Plans PPSP-R, PPSP-R Pre-70 and PPSP-NR Pre-70 signed by Petrobras and Fundação Petrobras de Seguridade Social – Petros Foundation in 2008, in the estimated amount of US$ 832.